11. Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Equity [Abstract]
Stockholders' Equity

Note 12: Stockholders’ Equity

Common Stock

The holders of the Company’s Common Stock are entitled to one vote per share. In addition, the holders of the Company’s Common Stock will be entitled to receive ratably such dividends, if any, as may be declared by the Company’s Board of Directors (the “Board”) out of legally available funds; however, the current policy of the Board is to retain earnings, if any, for operations and growth.

As of September 30, 2019, the total number of authorized shares of Common Stock was 233,333,334.

On January 8, 2018, the Company entered into the January 2018 Private Placement. Pursuant to a Securities Purchase Agreement, the Company issued to the Investors approximately 592,000 shares of Common Stock at a per share price of $3.00 and warrants to purchase approximately 592,000 shares of Common Stock. The warrants were immediately exercisable, will be exercisable for a period of five years from the closing date and have an exercise price of $3.00 per share. The closing of the sale of these securities under the Securities Purchase Agreement occurred on January 10, 2018.

On February 19, 2019, the Company entered into a securities purchase agreement with a certain accredited investor pursuant to which we sold 945,894 shares of Common Stock and warrants to purchase up to 945,894 shares of our Common Stock, or the registered warrants, to such investor (the “February 2019 Offering”). The Company received $1,757,552 in net proceeds from this offering. Each share of Common Stock was accompanied by a registered warrant to purchase one share of Common Stock at an exercise price of $2.12. Each share of Common Stock and accompanying registered warrant were sold at a combined purchase price of $2.12. The shares of Common Stock and registered warrants were purchased together and were issued separately and were immediately separable upon issuance. In a concurrent private placement, the Company also sold to the purchaser in the February 2019 Offering, warrants to purchase up to 945,894 shares of our Common Stock, or the private warrants.

On September 18, 2019, the Company entered into a private transaction (the “Private Transaction”) pursuant to a Warrant Exercise Agreement (the “Agreement”) with the holder of the Company’s existing warrants (the “Original Warrants”). The Original Warrants were originally issued on February 19, 2019, to purchase an aggregate of 945,894 shares of Common Stock, at an exercise price of $2.12 per share and were to expire on February 19, 2020.

Pursuant to the Agreement, the holder of the Original Warrants and the Company agreed that such Original Warrant holder would exercise its Original Warrants in full and the Company would amend the Original Warrants to reduce the exercise price thereof to $0.76 (the “Amended Exercise Price”). The Company received $718,879 from the exercise of the Original Warrants before paying the placement agent fee of $50,321. The induced exercise resulted in the Company recognizing and recording an “imputed dividend” of $181,884. As a result, the conversion price of the Series A Convertible Preferred Stock decreased to $0.76. This decrease resulted in a beneficial conversion feature of $706,667, which was recognized on September 18, 2019.

As of September 30, 2019 and December 31, 2018, there were 11,933,365 and 9,457,859 shares of Common Stock outstanding, respectively.

Series A Convertible Preferred Stock

The Company has 10,000,000 shares of preferred stock authorized with a par value of $0.001 per share. The Board is authorized, subject to any limitations prescribed by law, without further vote or action by our stockholders, to issue from time to time shares of preferred stock in one or more series. Each series of preferred stock will have such number of shares, designations, preferences, voting powers, qualifications and special or relative rights or privileges as shall be determined by the Board, which may include, among others, dividend rights, voting rights, liquidation preferences, conversion rights and preemptive rights.

As of both September 30, 2019 and December 31, 2018, there were 2,120 shares of Series A Convertible Preferred Stock outstanding.

On May 12, 2014, the Board authorized the designation of a class of preferred stock as “Series A Convertible Preferred Stock.” On May 14, 2014, the Company filed the Certificate of Designation, Preferences and Rights of the 0% Series A Convertible Preferred Stock with the Secretary of State of the State of Nevada.

Each share of the Series A Convertible Preferred Stock is convertible into shares of the Company’s Common Stock, par value $0.001 per share, based on a conversion calculation equal to the Base Amount divided by the conversion price. The Base Amount is defined as the sum of (i) the aggregate stated value of the Series A Convertible Preferred Stock to be converted and (ii) all unpaid dividends thereon. The stated value of each share of the Series A Convertible Preferred Stock is $1,000 and the initial conversion price was $6.00 per share, subject to adjustment in the event of stock splits, dividends and recapitalizations. Additionally, in the event the Company issues shares of its Common Stock or common stock equivalents at a per share price that is lower than the conversion price then in effect, the conversion price shall be adjusted to such lower price, subject to certain exceptions. The Company is prohibited from effecting a conversion of the Series A Convertible Preferred Stock to the extent that as a result of such conversion, the investor would beneficially own more than 9.99% in the aggregate of the issued and outstanding shares of the Company’s Common Stock, calculated immediately after giving effect to the issuance of shares of Common Stock upon conversion of the Series A Convertible Preferred Stock. The shares of Series A Convertible Preferred Stock possess no voting rights.

On May 14, 2014, the Company entered into securities purchase agreements with certain accredited investors pursuant to which the Company sold an aggregate of 6,000 shares of its then newly designated Series A Convertible Preferred Stock at a price of $1,000 per share for gross proceeds to us of $6,000,000. Related to the sale, the Company incurred offering costs of $620,085 resulting in net proceeds of $5,379,915. The transaction closed on May 15, 2014.

As the conversion price of the Series A Convertible Preferred Stock on a converted basis was below the market price of the common shares on the closing date, this resulted in a beneficial conversion feature recorded as an “imputed” dividend of $2,010,000. In addition, during the fourth quarter of 2015, in connection with the 2015 Private Placement in which the Company’s Common Stock was sold at $3.00 per share, the conversion price of the Series A Convertible Preferred Stock decreased to $3.00. This decrease resulted in an additional beneficial conversion feature of $3,383,850 recognized as of the time of the 2015 Private Placement.

On August 17, 2018, in connection with the Securities Purchase Agreement in which the Secured Convertible Notes are convertible into shares of the Company’s Common Stock at $2.50 per share. As a result, the conversion price of the Series A Convertible Preferred Stock decreased to $2.50. This decrease resulted in a beneficial conversion feature of $353,333, which was recognized on August 17, 2018.

On February 19, 2019, the Company entered into a Securities Purchase Agreement with a certain accredited investor pursuant to which the Company sold 945,894 shares of Common Stock and warrants to purchase up to 945,894 shares of the Company’s Common Stock at $2.12 per share. As a result, the conversion price of the Series A Convertible Preferred Stock decreased to $2.12. This decrease resulted in a beneficial conversion feature of $322,240, which was recognized February 19, 2019.

On July 22, 2019, in connection with a proposed public offering of shares of Common Stock, the Company entered into an amendment, waiver and consent agreement (the “July Amendment, Waiver and Consent”) with certain holders constituting (i) a majority-in-interest of the holders of its Secured Convertible Notes and (ii) 51% in interest of the shares of Common Stock issued pursuant to a securities purchase agreement, dated as of January 8, 2018, by and among the Company and the purchasers identified on the signature pages thereto (the “January 2018 Purchase Agreement”). Pursuant to the July Amendment, Waiver and Consent, such holders agreed to amend the August 2018 Purchase Agreement, the January 2018 Purchase Agreement and the Secured Convertible Notes, waive any applicable rights and remedies under each of the August 2018 Purchase Agreement and the January 2018 Purchase Agreement, and consent to the August 2019 Offering in consideration for (i) a reduction in the conversion price of the Secured Convertible Notes from $2.50 per share to an amount equal to $1.515 and (ii) the issuance to the August 2018 Purchasers of new warrants to purchase the same number of shares of Common Stock that were issued to each August 2018 Purchaser pursuant to the August 2018 Purchase Agreement (for an aggregate of 1,800,000 shares of Common Stock to all August 2018 Purchasers) at an exercise price per share equal to $1.14 and will become exercisable commencing six (6) months and one day from the date of issuance and will expire five (5) years from the date of issuance. As a result, the conversion price of the Series A Convertible Preferred Stock decreased to $1.14. This decrease resulted in a beneficial conversion feature of $980,000, which was recognized on July 22, 2019.

On September 18, 2019, the Company entered into a private transaction (the “Private Transaction”) pursuant to a Warrant Exercise Agreement (the “Agreement”) with the holder of the Company’s existing warrants (the “Original Warrants”). The Original Warrants were originally issued on February 19, 2019, to purchase an aggregate of 945,894 shares of Common Stock, at an exercise price of $2.12 per share and were to expire on February 19, 2020.

Pursuant to the Agreement, the holder of the Original Warrants and the Company agreed that such Original Warrant holder would exercise its Original Warrants in full and the Company would amend the Original Warrants to reduce the exercise price thereof to $0.76 (the “Amended Exercise Price”). The Company received $718,879 from the exercise of the Original Warrants before paying the placement agent fee of $50,321. The induced exercise resulted in the Company recognizing and recording an “imputed dividend” of $181,884. As a result, the conversion price of the Series A Convertible Preferred Stock decreased to $0.76. This decrease resulted in a beneficial conversion feature of $706,667, which was recognized on September 18, 2019.

In the future, issuance of Common Stock or the grant of any rights to purchase our Common Stock or other securities convertible into our Common Stock for a per share price less than the then existing conversion price of the Series A Convertible Preferred Stock would result in an adjustment to the then current conversion price of the Series A Convertible Preferred Stock. This reduction would give rise to a beneficial conversion feature recorded as an “imputed” dividend.

Note 11: Stockholders’ Equity

Common Stock

As of December 31, 2018, the total number of authorized shares of common stock was 233,333,334.

On October 6, 2016, the Board of Directors of the Company authorized a reverse stock split in preparation for the Company’s anticipated up listing on the NASDAQ Capital Market.

On November 4, 2016, the Company filed a certificate of change to the Company’s Articles of Incorporation with the Secretary of State of the State of Nevada to effect a one-for-three reverse stock split of the Company’s issued and outstanding common stock. As a result of the 2016 Reverse Split, every three shares of the Company’s issued and outstanding common stock were automatically combined and reclassified into one share of the Company’s common stock. The 2016 Reverse Split affected all issued and outstanding shares of common stock, as well as common stock underlying stock options and warrants outstanding. No fractional shares were issued in connection with the 2016 Reverse Split. Stockholders who would otherwise have held a fractional share of common stock received an increase to their common stock as the common stock was rounded up to a full share. The total number of authorized shares of common stock was reduced from 700,000,000 to 233,333,334 in conjunction with the 2016 Reverse Split. The 2016 Reverse Split became effective on November 9, 2016.

On February 9, 2017, the Company entered into the Private Transaction pursuant to the Agreement with certain holders of the Original Warrants. Pursuant to the Agreement, the holders of the Original Warrants and the Company agreed that such Original Warrant holders would exercise their Original Warrants in full, and the Company would issue to each such holder new warrants. (See Note 13 for additional information about these warrants.) In association with the Private Transaction, the Company issued 1,171,689 shares of common stock upon exercise of a portion of the Original Warrants for which it received gross proceeds of $3,866,573 and recording offering costs of $464,649 for net proceeds of $3,401,924.

As of December 31, 2018, and 2017, there were 9,457,859 and 7,610,794 shares of common stock outstanding, respectively. Below are the changes to the Company’s common stock during the year ended December 31, 2018:

Year Ended December 31, 2018

•	On May 7, 2018, the Company issued 277,508 shares of the Company’s common stock valued at $2.81 per share for production services.
•	On August 13, 2018, the Company issued 180,683 shares of the Company’s common stock valued at $2.64 per share to the same provider for production services.
•	On September 18, 2018, the Company issued 141,014 shares of the Company’s common stock valued at $2.17 per share to the same provider for production services.
•	On October 17, 2018, the Company issued 58,614 shares of the Company’s common stock valued at $2.45 per share to various providers for investor relations services.
•	On November 1, 2018, the Company issued 44,097 shares of the Company’s common stock valued at $2.27 per share to the same provider for production services.
•	On November 15, 2018, the Company issued 23,148 shares of the Company’s common stock valued at $2.16 per share for investor relations services.
•	On December 31, 2018, the Company issued 60,000 shares of the Company’s common stock valued at $2.16 per as part of a mediation settlement representing participation amounts due.
•	On various dates during the year ended December 31, 2018, the Company issued 470,001 shares of the Company’s common stock pursuant to the conversion of 1,410 shares of Series A Convertible Preferred Stock at a conversion price of $3.00.

Year Ended December 31, 2017

•	In connection with the January 2017 Sony Transactions, we issued Sony 301,231 shares of our common stock at $4.945 per share.
•	On January 17, 2017, we issued to a consultant 10,112 shares of our common stock at $4.945 per share in connection with the January 2017 Sony Transactions.
•	On February 9, 2017, the Company issued 1,171,689 shares of common stock in connection with the Private Transaction.
•	On March 14, 2017, the Company issued 8,410 shares of common stock valued at $5.95 per share to a consultant for services rendered.
•	On August 1, 2017, the Company issued 6,012 shares of common stock valued at $4.99 per share to a consultant for services rendered.
•	On October 3, 2017, the Company sold, in a registered direct offering, 1,647,691 shares of common stock at an offering price of $3.90 per share and, in a concurrent private placement, warrants to purchase an aggregate of 1,647,691 shares of common stock for gross proceeds of approximately $6,425,995 before deducting the placement agent fee and related offering expenses.
•	On various dates during the year ended December 31, 2017, the Company issued 455,000 shares of the Company’s common stock pursuant to the conversion of 1,365 shares of Series A Convertible Preferred Stock at a conversion price of $3.00.

Preferred Stock

The Company has 10,000,000 shares of preferred stock authorized with a par value of $0.001 per share. The Board of Directors is authorized, subject to any limitations prescribed by law, without further vote or action by our stockholders, to issue from time to time shares of preferred stock in one or more series. Each series of preferred stock will have such number of shares, designations, preferences, voting powers, qualifications and special or relative rights or privileges as shall be determined by our Board of Directors, which may include, among others, dividend rights, voting rights, liquidation preferences, conversion rights and preemptive rights.

As of December 31, 2018, and 2017, there were 2,120 and 3,530 shares of Series A Convertible Preferred Stock outstanding, respectively.

On May 12, 2014, the Board of Directors authorized the designation of a class of preferred stock as “Series A Convertible Preferred Stock”. On May 14, 2014, the Company filed the Certificate of Designation, Preferences and Rights of the 0% Series A Convertible Preferred Stock with the Secretary of State of the State of Nevada.

Each share of the Series A Convertible Preferred Stock is convertible into shares of the Company’s common stock, par value $0.001 per share, based on a conversion calculation equal to the Base Amount divided by the conversion price. The Base Amount is defined as the sum of (i) the aggregate stated value of the Series A Convertible Preferred Stock to be converted and (ii) all unpaid dividends thereon. The stated value of each share of the Series A Convertible Preferred Stock is $1,000 and the initial conversion price is $6.00 per share, subject to adjustment in the event of stock splits, dividends and recapitalizations. Additionally, in the event the Company issues shares of its common stock or common stock equivalents at a per share price that is lower than the conversion price then in effect, the conversion price shall be adjusted to such lower price, subject to certain exceptions. The Company is prohibited from effecting a conversion of the Series A Convertible Preferred Stock to the extent that as a result of such conversion, the investor would beneficially own more than 9.99% in the aggregate of the issued and outstanding shares of the Company’s common stock, calculated immediately after giving effect to the issuance of shares of common stock upon conversion of the Series A Convertible Preferred Stock. The shares of Series A Convertible Preferred Stock possess no voting rights.

On May 14, 2014, we entered into securities purchase agreements with certain accredited investors pursuant to which we sold an aggregate of 6,000 shares of our then newly designated Series A Convertible Preferred Stock at a price of $1,000 per share for gross proceeds to us of $6,000,000. Related to the sale, we incurred offering costs of $620,085 resulting in net proceeds of $5,379,915. The transaction closed on May 15, 2014.

As the conversion price of the Series A Convertible Preferred Stock on a converted basis was below the market price of the common stock on the closing date, this resulted in a beneficial conversion feature recorded as an “imputed” dividend of $2,010,000. In addition, during the fourth quarter of 2015, in connection with the 2015 Private Placement in which the Company’s common stock was sold at $3.00 per share, the conversion price of the Series A Convertible Preferred Stock decreased to $3.00. This decrease resulted in an additional beneficial conversion feature of $3,383,850 recognized as of the time of the 2015 Private Placement.

On August 17, 2018, in connection with the Securities Purchase Agreement in which the Secured Convertible Notes are convertible into shares of the Company’s common stock at $2.50 per share, the conversion price of the Series A Convertible Preferred Stock decreased to $2.50. This decrease resulted in a beneficial conversion feature of $353,333 which was recognized on August 17, 2018.

In the future, issuance of common stock or the grant of any rights to purchase our common stock or other securities convertible into our common stock for a per share price less than the then existing conversion price of the Series A Convertible Preferred Stock would result in an adjustment to the then current conversion price of the Series A Convertible Preferred Stock. This reduction would give rise to a beneficial conversion feature recorded as an “imputed” dividend.